Fees and Expenses - 1919 Retail Funds	Apr. 30, 2026 USD ($)
1919 Financial Services Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Financial Services Fund
Expense Narrative [Text Block]
The accompanying table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Financial Services Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and the Example below.
You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the 1919 Investment Counsel, LLC (“1919ic” or the “Advisor”) family of funds. More information about these and other discounts is available from your financial intermediary (banks, brokers, dealers, insurance companies, investment advisors, financial consultants or advisors, mutual fund supermarkets and other financial intermediaries) (each called a “Financial Intermediary”), in this Prospectus on page 35 under the heading “Sales Charges,” in Appendix A to this Prospectus – Financial Intermediary Sales Charge Variations, and in the Financial Services Fund’s statement of additional information (the “SAI”) on page 67 under the heading “Sales Charge Waivers and Reductions.”
Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the 1919 Investment Counsel, LLC (“1919ic” or the “Advisor”) family of funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 25,000
Other Expenses, New Fund, Based on Estimates [Text]	Based on estimated expenses for the current fiscal year, because neither Class FI nor Class R shares had any operating results as of the Fund’s fiscal year ended December 31, 2025.
Shareholder Fees Caption [Optional Text]	Shareholder Fees(fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Expenses Deferred Charges [Text Block]	Although there is no front-end sales charge on purchases of $1 million or more, there is a maximum deferred sales charge of 1.00% if you redeem within 18 months of such a purchase. This charge is waived for certain investors as defined in the “Contingent Deferred Sales Charges” section of this Prospectus.
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]	This example is intended to help you compare the cost of investing in the Financial Services Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Financial Services Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and the Financial Services Fund’s operating expenses remain the same and that you reinvest all distributions and dividends without a sales charge.
Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]	The Financial Services Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected above in annual fund operating expenses or in the expense example, affect the Financial Services Fund’s performance. During the fiscal year ended December 31, 2025, the Fund’s portfolio turnover rate was 9% of the average value of its portfolio.
Portfolio Turnover, Rate	9.00%
1919 Socially Responsive Balanced Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Socially Responsive Balanced Fund
Expense Narrative [Text Block]
The accompanying table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Socially Responsive Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and the Example below.
You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the 1919 Investment Counsel, LLC (“1919ic” or the “Advisor”) family of funds. More information about these and other discounts is available from your financial intermediary banks, brokers, dealers, insurance companies, investment advisors, financial consultants or advisors, mutual fund supermarkets and other financial intermediaries) (each called a “Financial Intermediary”), in this Prospectus on page 35 under the heading “Sales Charges,” in Appendix A to this Prospectus – Financial Intermediary Sales Charge Variations, and in the Socially Responsive Fund’s statement of additional information (the “SAI”) on page 67 under the heading “Sales Charge Waivers and Reductions.”
Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the 1919 Investment Counsel, LLC (“1919ic” or the “Advisor”) family of funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 25,000
Other Expenses, New Fund, Based on Estimates [Text]	Based on estimated expenses for the current fiscal year because neither Class FI nor Class R shares had any operating results for the Fund’s fiscal year ended December 31, 2025.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Expenses Deferred Charges [Text Block]	Although there is no front-end sales charge on purchases of $1 million or more, there is a maximum deferred sales charge of 1.00% if you redeem within 18 months of such a purchase. This charge is waived for certain investors as defined in the “Contingent Deferred Sales Charges” section of this Prospectus.
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]	This example is intended to help you compare the cost of investing in the Socially Responsive Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Socially Responsive Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and the Socially Responsive Fund’s operating expenses remain the same and you reinvest all distributions and dividends without a sales charge.
Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover [Heading]	Portfolio turnover.
Portfolio Turnover [Text Block]	The Socially Responsive Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected above in annual fund operating expenses or in the expense example, affect the Fund’s performance. During the fiscal year ended December 31, 2025, the Fund’s portfolio turnover rate was 11% of the average value of its portfolio.
Portfolio Turnover, Rate	11.00%